Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Type	8-K
Entity Registrant Name	MID AMERICA APARTMENT COMMUNITIES INC
Entity Central Index Key	0000912595